INCOME TAXES - Summary of Components Benefit from Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current:
U.S. federal, state and local	$ 5,694	$ (2,503)
Foreign	28,280	24,730
Total Current	33,974	22,227
Deferred:
U.S. federal, state and local	(7,883)	(1,234)
Foreign	7,105	(5,098)
Total Deferred	(778)	(6,332)
Total provision for income taxes	$ 33,196	$ 15,895